SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Based Payments [Abstract]
Disclosure of detailed information about stock options available for grant [Table Text Block]
	December 31, 2021	December 31, 2020
Shares outstanding as at March 2, 2016	15,298,602	15,298,602
Percentage of shares outstanding	10%	10%
Number of options authorized	1,529,860	1,529,860
Less: options issued & outstanding	(997,200)	(1,021,156)
Options available for grant	532,660	508,704

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	2021		2020
	Number of Options	Weighted Average Exercise Price (in CAD$)	Number of Options	Weighted Average Exercise Price (in CAD$)
Beginning of year	1,021,156	$14.54	1,321,288	$14.26
Exercised	(23,956)	$10.50	(150,511)	$12.19
Expired and forfeited	-	-	(149,621)	$14.46
End of year	997,200	$14.63	1,021,156	$14.54
Exercisable at end of year	-	-	23,956	$10.50

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
	Options outstanding			Options exercisable
Range of Exercise Prices (in CAD$)	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price (in CAD$)	Number of options	Weighted average exercise price (in CAD$)
$10.00 to $14.99	745,200	2.95	$13.93	-	-
$15.00 to $19.99	252,000	3.63	$16.72	-	-
	997,200			-
	Options outstanding			Options exercisable
Range of Exercise Prices (in CAD$)	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price (in CAD$)	Number of options	Weighted average exercise price (in CAD$)
$5.00 to $9.99	14,570	0.19	$9.89	14,570	$9.89
$10.00 to $14.99	754,586	3.91	$13.90	9,386	$11.45
$15.00 to $19.99	252,000	4.63	$16.72	-	-
	1,021,156			23,956

Disclosure of restricted share units and performance share units [Table Text Block]
	Number of Share Units	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2021	570,126	$15.06
Granted	287,431	$17.67
Vested	(301,137)	$14.26
Forfeited	(30,229)	$14.85
Balance at December 31, 2021	526,191	$16.95

	Number of Share Units	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2020	496,942	$14.63
Granted	522,231	$15.36
Vested	(400,490)	$14.99
Forfeited	(48,557)	$14.53
Balance at December 31, 2020	570,126	$15.06